Provisions - Additional Information (Details) - CAD ($)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Other Provisions [Line Items]
Percentage of sales and other revenues for annual royalties payable		1.00%
Judgement description		the Court awarded a Former CEO payments determined by the Court to be owed under the Agreement of 1% of all sales and revenues of the Corporation incurred since March 1, 2014, which final payments remain to be determined taking into account interest
Provision for litigation			$ 2,130,074
Amount of legal proceedings paid during the year		$ 1,200,537
Additional legal fees paid for appeal		106,817
Provision for royalty payments		292,983
Litigation related to provision for royalty payments		$ 1,115,703
Claim on litigation amount payment			8,500,000
Other asset	[1]		2,835,000
Provision for litigation settlement			$ 5,834,502
Number of common shares		600,000
Acasti
Disclosure Of Other Provisions [Line Items]
Number of shares held in subsidiary and transferable as part of litigation settlement			2,100,000
Number of shares held in subsidiary and transferred as part of final release		2,100,000
Ordinary shares [member]
Disclosure Of Other Provisions [Line Items]
Number of treasury shares		600,000

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).